Financing Activities	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

AEP Common Stock

In April 2009, we issued 69 million shares of common stock at $24.50 per share for net proceeds of $1.64 billion, which were primarily used to repay cash drawn under our credit facilities in the second quarter of 2009.

Set forth below is a reconciliation of common stock share activity for the years ended December 31, 2011, 2010 and 2009:

		Held in
Shares of AEP Common Stock	Issued	Treasury
Balance, December 31, 2008	426,321,248	20,249,992
Issued	72,012,017	-
Treasury Stock Acquired	-	28,866
Balance, December 31, 2009	498,333,265	20,278,858
Issued	2,781,616	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2010	501,114,881	20,307,725
Issued	2,644,579	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2011	503,759,460	20,336,592

Preferred Stock

In December 2011, AEP subsidiaries redeemed all of their outstanding preferred stock with a par value of $60 million at a premium, resulting in a $2.8 million loss, which is included in Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense on our statement of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment.

Long-term Debt

	Weighted
	Average
	Interest
	Rate at			Outstanding at
	December 31,	Interest Rate Ranges at December 31,		December 31,
Type of Debt and Maturity	2011	2011	2010	2011	2010
				(in millions)
Senior Unsecured Notes
2011-2040	5.85%	0.955%-8.13%	0.702%-8.13%	$11,737	$11,669

Pollution Control Bonds (a)
2011-2038 (b)	3.57%	0.06%-6.30%	0.29%-6.30%	2,112	2,263

Notes Payable (c)
2011-2026	4.77%	2.029%-8.03%	2.07%-8.03%	402	396

Securitization Bonds
2013-2020	5.36%	4.98%-6.25%	4.98%-6.25%	1,688	1,847

Junior Subordinated Debentures (d)
2063	8.75%	8.75%	8.75%	315	315

Spent Nuclear Fuel Obligation (e)				265	265

Other Long-term Debt
2011-2059	6.07%	3.00%-13.718%	1.3125%-13.718%	29	91

Fair Value of Interest Rate Hedges				7	6
Unamortized Discount, Net				(39)	(41)
Total Long-term Debt Outstanding				16,516	16,811
Long-term Debt Due Within One Year				1,433	1,309
Long-term Debt				$15,083	$15,502

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on our balance sheets.

(c)       Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)       Debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.

(e)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

						After
	2012	2013	2014	2015	2016	2016	Total
	(in millions)
Principal Amount	$1,433	$1,383	$1,074	$1,496	$712	$10,457	$16,555
Unamortized Discount, Net							(39)
Total Long-term Debt Outstanding							$16,516

In January 2012, TCC retired $98 million of its outstanding Securitization Bonds.

In January and February 2012, I&M retired $2 million and $12 million, respectively, of Notes Payable related to DCC Fuel.

In February 2012, SWEPCo issued $275 million of 3.55% Senior Unsecured Notes due in 2022 and $65 million of 4.58% Notes Payable due in 2032.

In February 2012, APCo retired $30 million of 6.05% Pollution Control Bonds due in 2024 and $19.5 million of 5% Pollution Control Bonds due in 2021. As of December 31, 2011, these bonds were classified for maturity purposes as Long-term Debt Due Within One Year on our balance sheet.

As of December 31, 2011, trustees held, on our behalf, $478 million of our reacquired Pollution Control Bonds.

Dividend Restrictions

Parent Restrictions

The holders of our common stock are entitled to receive the dividends declared by our Board of Directors provided funds are legally available for such dividends.  Our income derives from our common stock equity in the earnings of our utility subsidiaries.

Pursuant to the leverage restrictions in our credit agreements, we must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  None of AEP's retained earnings were restricted for the purpose of the payment of dividends.

We have issued $315 million of Junior Subordinated Debentures.  The debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.  We have the option to defer interest payments on the debentures for one or more periods of up to 10 consecutive years per period.  During any period in which we defer interest payments, we may not declare or pay any dividends or distributions on, or redeem, repurchase or acquire our common stock.  We do not anticipate any deferral of those interest payments in the foreseeable future.

Utility Subsidiaries' Restrictions

Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of our utility subsidiaries to transfer funds to us in the form of dividends.  Specifically, several of our public utility subsidiaries have credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%.  At December 31, 2011, the amount of restricted net assets of AEP's subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was approximately $6 billion.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.”  The term “capital account” is not defined in the Federal Power Act or its regulations.  Management understands “capital account” to mean the value of the common stock.  This restriction does not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Lines of Credit and Short-term Debt

We use our commercial paper program to meet the short-term borrowing needs of our subsidiaries. The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds the majority of the nonutility subsidiaries. In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons. As of December 31, 2011, we had credit facilities totaling $3.25 billion to support our commercial paper program. The maximum amount of commercial paper outstanding during 2011 was $1.2 billion and the weighted average interest rate of commercial paper outstanding during the year was 0.4%. Our outstanding short-term debt was as follows:

	December 31,
	2011		2010
	Outstanding	Interest	Outstanding	Interest
Type of Debt	Amount	Rate (a)	Amount	Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$666	0.27%	$690	0.31%
Commercial Paper	967	0.51%	650	0.52%
Line of Credit – Sabine (c)	17	1.79%	6	2.15%
Total Short-term Debt	$1,650		$1,346

(a)       Weighted average rate.

(b)       Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.

(c)       This line of credit does not reduce available liquidity under AEP's credit facilities.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Securitized Accounts Receivable – AEP Credit

AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries. AEP Credit continues to service the receivables. These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase our operating companies' receivables and accelerate AEP Credit's cash collections.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2011		2010		2009
	(dollars in millions)
Proceeds from Sale of Accounts Receivable	$	NA	$	NA	$7,043
Loss on Sale of Accounts Receivable		NA		NA	3
Average Variable Discount Rate on Sale of
Accounts Receivable		NA		NA	0.57%
Effective Interest Rates on Securitization of
Accounts Receivable		0.27%		0.31%	NA
Net Uncollectible Accounts Receivable Written Off		37		22	28

NA Not Applicable

	December 31,
	2011	2010
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral
Less Uncollectible Accounts	$902	$923
Total Principal Outstanding	666	690
Delinquent Securitized Accounts Receivable	38	50
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	18	26
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	370	354

Customer accounts receivable retained and securitized for our operating companies are managed by AEP Credit. AEP Credit's delinquent customer accounts receivable represents accounts greater than 30 days past due.

Appalachian Power Co [Member]
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed for
		the Years Ended December 31,
Company	Series	2011	2010	2009
APCo	4.50%	177,465	53	2
I&M	4.12%	11,055	-	-
I&M	4.125%	55,257	44	34
I&M	4.56%	14,412	-	-
OPCo	4.08%	14,495	100	-
OPCo	4.20%	22,824	-	-
OPCo	4.40%	31,482	-	-
OPCo	4.50%	97,357	6	10
PSO	4.00%	44,508	-	40
PSO	4.24%	4,310	3,759	-
SWEPCo	4.28%	7,386	-	-
SWEPCo	4.65%	1,907	-	-
SWEPCo	5.00%	37,665	8	-

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2011 and 2010:

		Weighted
		Average
		Interest
		Rate at			Outstanding at
		December 31,	Interest Rate Ranges at December 31,		December 31,
Company	Maturity	2011	2011	2010	2011	2010

Senior Unsecured Notes					(in thousands)
APCo	2011-2038	5.86%	3.40%-7.95%	3.40%-7.95%	$3,141,843	$3,042,060
I&M	2012-2037	6.25%	5.05%-7.00%	5.05%-7.00%	1,270,599	1,270,116
OPCo	2012-2035	5.61%	0.955%-6.60%	0.702%-6.60%	3,291,823	3,291,027
PSO	2011-2037	5.52%	4.40%-6.625%	4.70%-6.625%	896,023	922,576
SWEPCo	2015-2040	5.92%	4.90%-6.45%	4.90%-6.45%	1,548,437	1,548,185

Pollution Control Bonds (a)
APCo	2011-2038 (b)	2.27%	0.07%-6.05%	0.29%-6.05%	582,000	516,650
I&M	2011-2025 (b)	4.02%	0.06%-6.25%	0.33%-6.25%	266,494	266,456
OPCo	2011-2038 (b)	3.81%	0.07%-5.80%	0.30%-5.80%	562,325	677,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2011-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	176,335

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	3.01%	2.029%-5.44%	2.07%-5.44%	234,590	202,753
SWEPCo	2012-2024	6.66%	6.37%-7.03%	6.37%-7.03%	45,000	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,065	264,901

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,408	2,431
I&M	2025	6.00%	6.00%	-	20,927	-
PSO	2027	3.00%	3.00%	3.00%	4,981	2,250

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$594,525	$279,075	$244,500	$311	$20,000
2013	70,029	78,977	806,000	479	-
2014	100,033	322,972	403,580	34,193	-
2015	500,037	132,813	286,000	508	303,500
2016	43	2,662	350,000	150,523	-
After 2016	2,469,741	1,246,083	1,972,245	765,327	1,406,700
Principal Amount	3,734,408	2,062,582	4,062,325	951,341	1,730,200
Unamortized Discount, Net	(8,157)	(4,907)	(8,177)	(3,977)	(1,563)
Total Long-term Debt
Outstanding	$3,726,251	$2,057,675	$4,054,148	$947,364	$1,728,637

In February 2012, APCo retired $30 million of 6.05% Pollution Control Bonds due in 2024 and $19.5 million of 5% Pollution Control Bonds due in 2021. As of December 31, 2011, these bonds were classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on APCo's balance sheet.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. As applicable, the Registrant Subsidiaries understand “capital account” to mean the value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and OPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. At December 31, 2011, $59 million of APCo's retained earnings and none of I&M's or OPCo's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of its subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds the utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2011 and 2010 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2011 and 2010 are described in the following tables:

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Year Ended December 31, 2010:

					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2010	Limit
	(in thousands)
APCo	$438,039	$-	$227,002	$-	$(128,331)	$600,000
I&M	42,769	223,111	17,972	107,123	(42,769)	500,000
OPCo	-	655,118	-	304,747	154,702	950,000
PSO	107,320	74,751	45,287	31,211	(91,382)	300,000
SWEPCo	78,616	274,958	39,458	184,126	86,222	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2011	2010	2009
Maximum Interest Rate	0.56%	0.55%	2.28%
Minimum Interest Rate	0.06%	0.09%	0.15%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2011, 2010 and 2009 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2011	2010	2009	2011	2010	2009
APCo	0.42%	0.26%	0.89%	0.32%	-%	-%
I&M	0.39%	0.43%	1.46%	0.38%	0.24%	0.26%
OPCo	0.45%	-%	1.19%	0.35%	0.22%	0.21%
PSO	0.41%	0.31%	2.01%	0.32%	0.17%	0.56%
SWEPCo	0.40%	0.19%	1.66%	0.33%	0.27%	0.52%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$198	$611	$1,887
I&M	20	17	924
OPCo	12	16	3,156
PSO	85	102	86
SWEPCo	174	11	68

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$313	$9	$-
I&M	226	219	129
OPCo	820	708	228
PSO	250	19	322
SWEPCo	32	438	278

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation on the Registrant Subsidiaries' income statements. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2011 and 2010 was as follows:

	December 31,
Company	2011	2010
	(in thousands)
APCo	$121,605	$145,515
I&M	121,597	123,366
OPCo	346,695	344,698
PSO	123,172	121,679
SWEPCo	140,440	135,092

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,612	$9,194	$5,132
I&M	6,168	6,770	6,191
OPCo	18,851	20,630	19,994
PSO	6,363	5,406	6,954
SWEPCo	5,672	5,688	6,171

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$1,248,253	$1,418,487	$1,258,860
I&M	1,323,068	1,283,955	1,228,502
OPCo	3,461,758	3,495,609	3,201,767
PSO	1,299,190	1,196,586	1,028,770
SWEPCo	1,495,397	1,402,525	1,300,393

Indiana Michigan Power Co [Member]
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed for
		the Years Ended December 31,
Company	Series	2011	2010	2009
APCo	4.50%	177,465	53	2
I&M	4.12%	11,055	-	-
I&M	4.125%	55,257	44	34
I&M	4.56%	14,412	-	-
OPCo	4.08%	14,495	100	-
OPCo	4.20%	22,824	-	-
OPCo	4.40%	31,482	-	-
OPCo	4.50%	97,357	6	10
PSO	4.00%	44,508	-	40
PSO	4.24%	4,310	3,759	-
SWEPCo	4.28%	7,386	-	-
SWEPCo	4.65%	1,907	-	-
SWEPCo	5.00%	37,665	8	-

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2011 and 2010:

		Weighted
		Average
		Interest
		Rate at			Outstanding at
		December 31,	Interest Rate Ranges at December 31,		December 31,
Company	Maturity	2011	2011	2010	2011	2010

Senior Unsecured Notes					(in thousands)
APCo	2011-2038	5.86%	3.40%-7.95%	3.40%-7.95%	$3,141,843	$3,042,060
I&M	2012-2037	6.25%	5.05%-7.00%	5.05%-7.00%	1,270,599	1,270,116
OPCo	2012-2035	5.61%	0.955%-6.60%	0.702%-6.60%	3,291,823	3,291,027
PSO	2011-2037	5.52%	4.40%-6.625%	4.70%-6.625%	896,023	922,576
SWEPCo	2015-2040	5.92%	4.90%-6.45%	4.90%-6.45%	1,548,437	1,548,185

Pollution Control Bonds (a)
APCo	2011-2038 (b)	2.27%	0.07%-6.05%	0.29%-6.05%	582,000	516,650
I&M	2011-2025 (b)	4.02%	0.06%-6.25%	0.33%-6.25%	266,494	266,456
OPCo	2011-2038 (b)	3.81%	0.07%-5.80%	0.30%-5.80%	562,325	677,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2011-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	176,335

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	3.01%	2.029%-5.44%	2.07%-5.44%	234,590	202,753
SWEPCo	2012-2024	6.66%	6.37%-7.03%	6.37%-7.03%	45,000	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,065	264,901

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,408	2,431
I&M	2025	6.00%	6.00%	-	20,927	-
PSO	2027	3.00%	3.00%	3.00%	4,981	2,250

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$594,525	$279,075	$244,500	$311	$20,000
2013	70,029	78,977	806,000	479	-
2014	100,033	322,972	403,580	34,193	-
2015	500,037	132,813	286,000	508	303,500
2016	43	2,662	350,000	150,523	-
After 2016	2,469,741	1,246,083	1,972,245	765,327	1,406,700
Principal Amount	3,734,408	2,062,582	4,062,325	951,341	1,730,200
Unamortized Discount, Net	(8,157)	(4,907)	(8,177)	(3,977)	(1,563)
Total Long-term Debt
Outstanding	$3,726,251	$2,057,675	$4,054,148	$947,364	$1,728,637

In January and February 2012, I&M retired $2 million and $12 million, respectively, of Notes Payable related to DCC Fuel.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. As applicable, the Registrant Subsidiaries understand “capital account” to mean the value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and OPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. At December 31, 2011, $59 million of APCo's retained earnings and none of I&M's or OPCo's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of its subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds the utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2011 and 2010 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2011 and 2010 are described in the following tables:

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Year Ended December 31, 2010:

					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2010	Limit
	(in thousands)
APCo	$438,039	$-	$227,002	$-	$(128,331)	$600,000
I&M	42,769	223,111	17,972	107,123	(42,769)	500,000
OPCo	-	655,118	-	304,747	154,702	950,000
PSO	107,320	74,751	45,287	31,211	(91,382)	300,000
SWEPCo	78,616	274,958	39,458	184,126	86,222	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2011	2010	2009
Maximum Interest Rate	0.56%	0.55%	2.28%
Minimum Interest Rate	0.06%	0.09%	0.15%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2011, 2010 and 2009 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2011	2010	2009	2011	2010	2009
APCo	0.42%	0.26%	0.89%	0.32%	-%	-%
I&M	0.39%	0.43%	1.46%	0.38%	0.24%	0.26%
OPCo	0.45%	-%	1.19%	0.35%	0.22%	0.21%
PSO	0.41%	0.31%	2.01%	0.32%	0.17%	0.56%
SWEPCo	0.40%	0.19%	1.66%	0.33%	0.27%	0.52%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$198	$611	$1,887
I&M	20	17	924
OPCo	12	16	3,156
PSO	85	102	86
SWEPCo	174	11	68

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$313	$9	$-
I&M	226	219	129
OPCo	820	708	228
PSO	250	19	322
SWEPCo	32	438	278

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables.

The costs of customer accounts receivable sold are reported in Other Operation on the Registrant Subsidiaries' income statements. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2011 and 2010 was as follows:

	December 31,
Company	2011	2010
	(in thousands)
APCo	$121,605	$145,515
I&M	121,597	123,366
OPCo	346,695	344,698
PSO	123,172	121,679
SWEPCo	140,440	135,092

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,612	$9,194	$5,132
I&M	6,168	6,770	6,191
OPCo	18,851	20,630	19,994
PSO	6,363	5,406	6,954
SWEPCo	5,672	5,688	6,171

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$1,248,253	$1,418,487	$1,258,860
I&M	1,323,068	1,283,955	1,228,502
OPCo	3,461,758	3,495,609	3,201,767
PSO	1,299,190	1,196,586	1,028,770
SWEPCo	1,495,397	1,402,525	1,300,393

Ohio Power Co [Member]
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed for
		the Years Ended December 31,
Company	Series	2011	2010	2009
APCo	4.50%	177,465	53	2
I&M	4.12%	11,055	-	-
I&M	4.125%	55,257	44	34
I&M	4.56%	14,412	-	-
OPCo	4.08%	14,495	100	-
OPCo	4.20%	22,824	-	-
OPCo	4.40%	31,482	-	-
OPCo	4.50%	97,357	6	10
PSO	4.00%	44,508	-	40
PSO	4.24%	4,310	3,759	-
SWEPCo	4.28%	7,386	-	-
SWEPCo	4.65%	1,907	-	-
SWEPCo	5.00%	37,665	8	-

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2011 and 2010:

		Weighted
		Average
		Interest
		Rate at			Outstanding at
		December 31,	Interest Rate Ranges at December 31,		December 31,
Company	Maturity	2011	2011	2010	2011	2010

Senior Unsecured Notes					(in thousands)
APCo	2011-2038	5.86%	3.40%-7.95%	3.40%-7.95%	$3,141,843	$3,042,060
I&M	2012-2037	6.25%	5.05%-7.00%	5.05%-7.00%	1,270,599	1,270,116
OPCo	2012-2035	5.61%	0.955%-6.60%	0.702%-6.60%	3,291,823	3,291,027
PSO	2011-2037	5.52%	4.40%-6.625%	4.70%-6.625%	896,023	922,576
SWEPCo	2015-2040	5.92%	4.90%-6.45%	4.90%-6.45%	1,548,437	1,548,185

Pollution Control Bonds (a)
APCo	2011-2038 (b)	2.27%	0.07%-6.05%	0.29%-6.05%	582,000	516,650
I&M	2011-2025 (b)	4.02%	0.06%-6.25%	0.33%-6.25%	266,494	266,456
OPCo	2011-2038 (b)	3.81%	0.07%-5.80%	0.30%-5.80%	562,325	677,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2011-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	176,335

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	3.01%	2.029%-5.44%	2.07%-5.44%	234,590	202,753
SWEPCo	2012-2024	6.66%	6.37%-7.03%	6.37%-7.03%	45,000	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,065	264,901

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,408	2,431
I&M	2025	6.00%	6.00%	-	20,927	-
PSO	2027	3.00%	3.00%	3.00%	4,981	2,250

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$594,525	$279,075	$244,500	$311	$20,000
2013	70,029	78,977	806,000	479	-
2014	100,033	322,972	403,580	34,193	-
2015	500,037	132,813	286,000	508	303,500
2016	43	2,662	350,000	150,523	-
After 2016	2,469,741	1,246,083	1,972,245	765,327	1,406,700
Principal Amount	3,734,408	2,062,582	4,062,325	951,341	1,730,200
Unamortized Discount, Net	(8,157)	(4,907)	(8,177)	(3,977)	(1,563)
Total Long-term Debt
Outstanding	$3,726,251	$2,057,675	$4,054,148	$947,364	$1,728,637

As of December 31, 2011, trustees held, on behalf of OPCo, $418 million of its reacquired Pollution Control Bonds.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. As applicable, the Registrant Subsidiaries understand “capital account” to mean the value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and OPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. At December 31, 2011, $59 million of APCo's retained earnings and none of I&M's or OPCo's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of its subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds the utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2011 and 2010 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2011 and 2010 are described in the following tables:

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Year Ended December 31, 2010:

					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2010	Limit
	(in thousands)
APCo	$438,039	$-	$227,002	$-	$(128,331)	$600,000
I&M	42,769	223,111	17,972	107,123	(42,769)	500,000
OPCo	-	655,118	-	304,747	154,702	950,000
PSO	107,320	74,751	45,287	31,211	(91,382)	300,000
SWEPCo	78,616	274,958	39,458	184,126	86,222	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2011	2010	2009
Maximum Interest Rate	0.56%	0.55%	2.28%
Minimum Interest Rate	0.06%	0.09%	0.15%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2011, 2010 and 2009 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2011	2010	2009	2011	2010	2009
APCo	0.42%	0.26%	0.89%	0.32%	-%	-%
I&M	0.39%	0.43%	1.46%	0.38%	0.24%	0.26%
OPCo	0.45%	-%	1.19%	0.35%	0.22%	0.21%
PSO	0.41%	0.31%	2.01%	0.32%	0.17%	0.56%
SWEPCo	0.40%	0.19%	1.66%	0.33%	0.27%	0.52%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$198	$611	$1,887
I&M	20	17	924
OPCo	12	16	3,156
PSO	85	102	86
SWEPCo	174	11	68

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$313	$9	$-
I&M	226	219	129
OPCo	820	708	228
PSO	250	19	322
SWEPCo	32	438	278

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables.

The costs of customer accounts receivable sold are reported in Other Operation on the Registrant Subsidiaries' income statements. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2011 and 2010 was as follows:

	December 31,
Company	2011	2010
	(in thousands)
APCo	$121,605	$145,515
I&M	121,597	123,366
OPCo	346,695	344,698
PSO	123,172	121,679
SWEPCo	140,440	135,092

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,612	$9,194	$5,132
I&M	6,168	6,770	6,191
OPCo	18,851	20,630	19,994
PSO	6,363	5,406	6,954
SWEPCo	5,672	5,688	6,171

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$1,248,253	$1,418,487	$1,258,860
I&M	1,323,068	1,283,955	1,228,502
OPCo	3,461,758	3,495,609	3,201,767
PSO	1,299,190	1,196,586	1,028,770
SWEPCo	1,495,397	1,402,525	1,300,393

Public Service Co Of Oklahoma [Member]
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed for
		the Years Ended December 31,
Company	Series	2011	2010	2009
APCo	4.50%	177,465	53	2
I&M	4.12%	11,055	-	-
I&M	4.125%	55,257	44	34
I&M	4.56%	14,412	-	-
OPCo	4.08%	14,495	100	-
OPCo	4.20%	22,824	-	-
OPCo	4.40%	31,482	-	-
OPCo	4.50%	97,357	6	10
PSO	4.00%	44,508	-	40
PSO	4.24%	4,310	3,759	-
SWEPCo	4.28%	7,386	-	-
SWEPCo	4.65%	1,907	-	-
SWEPCo	5.00%	37,665	8	-

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2011 and 2010:

		Weighted
		Average
		Interest
		Rate at			Outstanding at
		December 31,	Interest Rate Ranges at December 31,		December 31,
Company	Maturity	2011	2011	2010	2011	2010

Senior Unsecured Notes					(in thousands)
APCo	2011-2038	5.86%	3.40%-7.95%	3.40%-7.95%	$3,141,843	$3,042,060
I&M	2012-2037	6.25%	5.05%-7.00%	5.05%-7.00%	1,270,599	1,270,116
OPCo	2012-2035	5.61%	0.955%-6.60%	0.702%-6.60%	3,291,823	3,291,027
PSO	2011-2037	5.52%	4.40%-6.625%	4.70%-6.625%	896,023	922,576
SWEPCo	2015-2040	5.92%	4.90%-6.45%	4.90%-6.45%	1,548,437	1,548,185

Pollution Control Bonds (a)
APCo	2011-2038 (b)	2.27%	0.07%-6.05%	0.29%-6.05%	582,000	516,650
I&M	2011-2025 (b)	4.02%	0.06%-6.25%	0.33%-6.25%	266,494	266,456
OPCo	2011-2038 (b)	3.81%	0.07%-5.80%	0.30%-5.80%	562,325	677,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2011-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	176,335

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	3.01%	2.029%-5.44%	2.07%-5.44%	234,590	202,753
SWEPCo	2012-2024	6.66%	6.37%-7.03%	6.37%-7.03%	45,000	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,065	264,901

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,408	2,431
I&M	2025	6.00%	6.00%	-	20,927	-
PSO	2027	3.00%	3.00%	3.00%	4,981	2,250

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$594,525	$279,075	$244,500	$311	$20,000
2013	70,029	78,977	806,000	479	-
2014	100,033	322,972	403,580	34,193	-
2015	500,037	132,813	286,000	508	303,500
2016	43	2,662	350,000	150,523	-
After 2016	2,469,741	1,246,083	1,972,245	765,327	1,406,700
Principal Amount	3,734,408	2,062,582	4,062,325	951,341	1,730,200
Unamortized Discount, Net	(8,157)	(4,907)	(8,177)	(3,977)	(1,563)
Total Long-term Debt
Outstanding	$3,726,251	$2,057,675	$4,054,148	$947,364	$1,728,637

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. As applicable, the Registrant Subsidiaries understand “capital account” to mean the value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of its subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds the utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2011 and 2010 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2011 and 2010 are described in the following tables:

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Year Ended December 31, 2010:

					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2010	Limit
	(in thousands)
APCo	$438,039	$-	$227,002	$-	$(128,331)	$600,000
I&M	42,769	223,111	17,972	107,123	(42,769)	500,000
OPCo	-	655,118	-	304,747	154,702	950,000
PSO	107,320	74,751	45,287	31,211	(91,382)	300,000
SWEPCo	78,616	274,958	39,458	184,126	86,222	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2011	2010	2009
Maximum Interest Rate	0.56%	0.55%	2.28%
Minimum Interest Rate	0.06%	0.09%	0.15%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2011, 2010 and 2009 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2011	2010	2009	2011	2010	2009
APCo	0.42%	0.26%	0.89%	0.32%	-%	-%
I&M	0.39%	0.43%	1.46%	0.38%	0.24%	0.26%
OPCo	0.45%	-%	1.19%	0.35%	0.22%	0.21%
PSO	0.41%	0.31%	2.01%	0.32%	0.17%	0.56%
SWEPCo	0.40%	0.19%	1.66%	0.33%	0.27%	0.52%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$198	$611	$1,887
I&M	20	17	924
OPCo	12	16	3,156
PSO	85	102	86
SWEPCo	174	11	68

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$313	$9	$-
I&M	226	219	129
OPCo	820	708	228
PSO	250	19	322
SWEPCo	32	438	278

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables.

The costs of customer accounts receivable sold are reported in Other Operation on the Registrant Subsidiaries' income statements. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2011 and 2010 was as follows:

	December 31,
Company	2011	2010
	(in thousands)
APCo	$121,605	$145,515
I&M	121,597	123,366
OPCo	346,695	344,698
PSO	123,172	121,679
SWEPCo	140,440	135,092

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,612	$9,194	$5,132
I&M	6,168	6,770	6,191
OPCo	18,851	20,630	19,994
PSO	6,363	5,406	6,954
SWEPCo	5,672	5,688	6,171

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$1,248,253	$1,418,487	$1,258,860
I&M	1,323,068	1,283,955	1,228,502
OPCo	3,461,758	3,495,609	3,201,767
PSO	1,299,190	1,196,586	1,028,770
SWEPCo	1,495,397	1,402,525	1,300,393

Southwestern Electric Power Co [Member]
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed for
		the Years Ended December 31,
Company	Series	2011	2010	2009
APCo	4.50%	177,465	53	2
I&M	4.12%	11,055	-	-
I&M	4.125%	55,257	44	34
I&M	4.56%	14,412	-	-
OPCo	4.08%	14,495	100	-
OPCo	4.20%	22,824	-	-
OPCo	4.40%	31,482	-	-
OPCo	4.50%	97,357	6	10
PSO	4.00%	44,508	-	40
PSO	4.24%	4,310	3,759	-
SWEPCo	4.28%	7,386	-	-
SWEPCo	4.65%	1,907	-	-
SWEPCo	5.00%	37,665	8	-

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2011 and 2010:

		Weighted
		Average
		Interest
		Rate at			Outstanding at
		December 31,	Interest Rate Ranges at December 31,		December 31,
Company	Maturity	2011	2011	2010	2011	2010

Senior Unsecured Notes					(in thousands)
APCo	2011-2038	5.86%	3.40%-7.95%	3.40%-7.95%	$3,141,843	$3,042,060
I&M	2012-2037	6.25%	5.05%-7.00%	5.05%-7.00%	1,270,599	1,270,116
OPCo	2012-2035	5.61%	0.955%-6.60%	0.702%-6.60%	3,291,823	3,291,027
PSO	2011-2037	5.52%	4.40%-6.625%	4.70%-6.625%	896,023	922,576
SWEPCo	2015-2040	5.92%	4.90%-6.45%	4.90%-6.45%	1,548,437	1,548,185

Pollution Control Bonds (a)
APCo	2011-2038 (b)	2.27%	0.07%-6.05%	0.29%-6.05%	582,000	516,650
I&M	2011-2025 (b)	4.02%	0.06%-6.25%	0.33%-6.25%	266,494	266,456
OPCo	2011-2038 (b)	3.81%	0.07%-5.80%	0.30%-5.80%	562,325	677,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2011-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	176,335

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	3.01%	2.029%-5.44%	2.07%-5.44%	234,590	202,753
SWEPCo	2012-2024	6.66%	6.37%-7.03%	6.37%-7.03%	45,000	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,065	264,901

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,408	2,431
I&M	2025	6.00%	6.00%	-	20,927	-
PSO	2027	3.00%	3.00%	3.00%	4,981	2,250

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$594,525	$279,075	$244,500	$311	$20,000
2013	70,029	78,977	806,000	479	-
2014	100,033	322,972	403,580	34,193	-
2015	500,037	132,813	286,000	508	303,500
2016	43	2,662	350,000	150,523	-
After 2016	2,469,741	1,246,083	1,972,245	765,327	1,406,700
Principal Amount	3,734,408	2,062,582	4,062,325	951,341	1,730,200
Unamortized Discount, Net	(8,157)	(4,907)	(8,177)	(3,977)	(1,563)
Total Long-term Debt
Outstanding	$3,726,251	$2,057,675	$4,054,148	$947,364	$1,728,637

In February 2012, SWEPCo issued $275 million of 3.55% Senior Unsecured Notes due in 2022 and $65 million of 4.58% Notes Payable due in 2032.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. As applicable, the Registrant Subsidiaries understand “capital account” to mean the value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of its subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds the utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2011 and 2010 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2011 and 2010 are described in the following tables:

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Year Ended December 31, 2010:

					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2010	Limit
	(in thousands)
APCo	$438,039	$-	$227,002	$-	$(128,331)	$600,000
I&M	42,769	223,111	17,972	107,123	(42,769)	500,000
OPCo	-	655,118	-	304,747	154,702	950,000
PSO	107,320	74,751	45,287	31,211	(91,382)	300,000
SWEPCo	78,616	274,958	39,458	184,126	86,222	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2011	2010	2009
Maximum Interest Rate	0.56%	0.55%	2.28%
Minimum Interest Rate	0.06%	0.09%	0.15%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2011, 2010 and 2009 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2011	2010	2009	2011	2010	2009
APCo	0.42%	0.26%	0.89%	0.32%	-%	-%
I&M	0.39%	0.43%	1.46%	0.38%	0.24%	0.26%
OPCo	0.45%	-%	1.19%	0.35%	0.22%	0.21%
PSO	0.41%	0.31%	2.01%	0.32%	0.17%	0.56%
SWEPCo	0.40%	0.19%	1.66%	0.33%	0.27%	0.52%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$198	$611	$1,887
I&M	20	17	924
OPCo	12	16	3,156
PSO	85	102	86
SWEPCo	174	11	68

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$313	$9	$-
I&M	226	219	129
OPCo	820	708	228
PSO	250	19	322
SWEPCo	32	438	278

Short-term Debt

The Registrant Subsidiaries’ outstanding short-term debt was as follows:

		December 31,
		2011		2010
		Outstanding	Interest	Outstanding	Interest
Company	Type of Debt	Amount	Rate (a)	Amount	Rate (a)
		(in thousands)		(in thousands)
SWEPCo	Line of Credit – Sabine	$17,016	1.79%	$6,217	2.15%

(a)		Weighted average rate.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables.

The costs of customer accounts receivable sold are reported in Other Operation on the Registrant Subsidiaries' income statements. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2011 and 2010 was as follows:

	December 31,
Company	2011	2010
	(in thousands)
APCo	$121,605	$145,515
I&M	121,597	123,366
OPCo	346,695	344,698
PSO	123,172	121,679
SWEPCo	140,440	135,092

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,612	$9,194	$5,132
I&M	6,168	6,770	6,191
OPCo	18,851	20,630	19,994
PSO	6,363	5,406	6,954
SWEPCo	5,672	5,688	6,171

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$1,248,253	$1,418,487	$1,258,860
I&M	1,323,068	1,283,955	1,228,502
OPCo	3,461,758	3,495,609	3,201,767
PSO	1,299,190	1,196,586	1,028,770
SWEPCo	1,495,397	1,402,525	1,300,393